UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.7%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (21.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.98s, 2032		$46,093	$68,799
IFB Ser. 3408, Class EK, 25.169s, 2037		496,396	716,858
IFB Ser. 2976, Class LC, 23.852s, 2035		68,392	99,460
IFB Ser. 2979, Class AS, 23.705s, 2034		41,081	52,583
IFB Ser. 3072, Class SM, 23.228s, 2035		313,811	445,870
IFB Ser. 3065, Class DC, 19.395s, 2035		475,726	672,472
IFB Ser. 2990, Class LB, 16.55s, 2034		425,084	554,505
IFB Ser. 4105, Class HS, IO, 6.445s, 2042		1,233,090	308,420
IFB Ser. 4105, Class LS, IO, 5.995s, 2041		1,327,956	256,030
IFB Ser. 4245, Class AS, IO, 5.845s, 2043		3,322,170	743,326
IFB Ser. 271, Class S5, IO, 5.845s, 2042		2,253,854	491,678
IFB Ser. 3852, Class NT, 5.845s, 2041		922,602	909,446
IFB Ser. 310, Class S4, IO, 5.795s, 2043		909,708	227,773
IFB Ser. 311, Class S1, IO, 5.795s, 2043		6,004,863	1,321,094
IFB Ser. 14-326, Class S2, IO, 5.792s, 2044		3,943,000	919,143
IFB Ser. 14-327, Class S8, IO, 5.76s, 2044		1,295,000	282,828
IFB Ser. 314, Class AS, IO, 5.735s, 2043		2,397,889	521,419
Ser. 3632, Class CI, IO, 5s, 2038		87,969	8,276
Ser. 3626, Class DI, IO, 5s, 2037		21,826	353
Ser. 4132, Class IP, IO, 4 1/2s, 2042		3,637,568	672,979
Ser. 4122, Class TI, IO, 4 1/2s, 2042		1,400,897	318,844
Ser. 4018, Class DI, IO, 4 1/2s, 2041		1,612,189	302,108
Ser. 3707, Class PI, IO, 4 1/2s, 2025		1,265,493	119,905
Ser. 4116, Class MI, IO, 4s, 2042		3,053,168	626,893
Ser. 13-303, Class C19, IO, 3 1/2s, 2043		1,550,003	362,577
Ser. 304, Class C22, IO, 3 1/2s, 2042		3,602,716	842,135
Ser. 4122, Class AI, IO, 3 1/2s, 2042		3,058,117	489,308
Ser. 4141, Class PI, IO, 3s, 2042		2,571,738	354,437
Ser. 4158, Class TI, IO, 3s, 2042		6,440,737	891,398
Ser. 4165, Class TI, IO, 3s, 2042		7,641,062	1,062,108
Ser. 4176, Class DI, IO, 3s, 2042		5,731,469	779,594
Ser. 4183, Class MI, IO, 3s, 2042		2,441,689	335,976
Ser. 13-4206, Class IP, IO, 3s, 2041		2,390,104	335,642
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028		3,535,933	406,562
Ser. T-56, Class A, IO, 0.524s, 2043		4,650,237	79,381
Ser. T-56, Class 1, IO, zero %, 2043		5,635,157	440
Ser. T-56, Class 2, IO, zero %, 2043		13,313,609	41,605
Ser. T-56, Class 3, IO, zero %, 2043		2,364,938	185
Ser. 3835, Class FO, PO, zero %, 2041		3,193,941	2,645,701
Ser. 3369, Class BO, PO, zero %, 2037		14,488	12,830
Ser. 3391, PO, zero %, 2037		90,908	75,822
Ser. 3300, PO, zero %, 2037		145,738	129,365
Ser. 3175, Class MO, PO, zero %, 2036		27,118	23,461
Ser. 3210, PO, zero %, 2036		62,520	56,407
FRB Ser. 3117, Class AF, zero %, 2036		9,158	8,016
FRB Ser. 3326, Class WF, zero %, 2035		10,441	8,979
FRB Ser. 3036, Class AS, zero %, 2035		3,184	3,123

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.975s, 2036		349,905	659,387
IFB Ser. 06-8, Class HP, 24.001s, 2036		400,732	612,791
IFB Ser. 05-45, Class DA, 23.854s, 2035		754,075	1,122,474
IFB Ser. 07-53, Class SP, 23.634s, 2037		269,860	396,587
IFB Ser. 05-122, Class SE, 22.56s, 2035		655,743	941,251
IFB Ser. 05-75, Class GS, 19.787s, 2035		336,818	448,431
IFB Ser. 05-106, Class JC, 19.646s, 2035		302,861	439,744
IFB Ser. 05-83, Class QP, 16.993s, 2034		91,315	117,679
IFB Ser. 11-4, Class CS, 12.592s, 2040		514,207	604,782
IFB Ser. 13-19, Class DS, IO, 6.046s, 2041		2,315,282	423,172
Ser. 06-10, Class GC, 6s, 2034		1,223,023	1,259,714
IFB Ser. 13-59, Class SC, IO, 5.996s, 2043		3,185,085	706,193
IFB Ser. 13-13, Class SA, IO, 5.996s, 2043		3,201,311	800,872
IFB Ser. 12-128, Class ST, IO, 5.996s, 2042		1,337,936	301,731
IFB Ser. 13-101, Class AS, IO, 5.796s, 2043		5,474,540	1,232,757
IFB Ser. 13-103, Class SK, IO, 5.766s, 2043		1,012,637	230,473
Ser. 13-101, Class SE, IO, 5.746s, 2043		2,935,919	728,255
IFB Ser. 13-136, Class SB, IO, 5.746s, 2044		7,832,603	1,584,771
IFB Ser. 13-102, Class SH, IO, 5.746s, 2043		2,991,296	648,513
Ser. 418, Class C24, IO, 4s, 2043		2,195,981	522,403
Ser. 12-124, Class UI, IO, 4s, 2042		6,613,348	1,292,248
Ser. 12-40, Class MI, IO, 4s, 2041		3,239,523	570,035
Ser. 418, Class C15, IO, 3 1/2s, 2043		4,540,180	1,050,271
Ser. 13-55, Class IK, IO, 3s, 2043		2,050,890	292,313
Ser. 12-144, Class KI, IO, 3s, 2042		7,632,342	1,088,067
Ser. 13-55, Class PI, IO, 3s, 2042		3,659,051	462,248
Ser. 13-67, Class IP, IO, 3s, 2042		3,953,384	493,224
Ser. 13-30, Class IP, IO, 3s, 2041		2,426,689	253,613
Ser. 13-23, Class LI, IO, 3s, 2041		2,572,175	274,605
Ser. 03-W10, Class 1, IO, 1.102s, 2043		2,902,965	85,955
Ser. 07-64, Class LO, PO, zero %, 2037		61,485	53,780
Ser. 372, Class 1, PO, zero %, 2036		80,074	75,056

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.493s, 2042		2,978,421	700,167
IFB Ser. 11-56, Class SI, IO, 6.493s, 2041		10,346,978	1,857,606
IFB Ser. 10-163, Class SI, IO, 6.474s, 2037		1,268,841	198,258
IFB Ser. 10-109, Class SB, 6.443s, 2040		2,367,246	505,096
IFB Ser. 10-56, Class SC, IO, 6.343s, 2040		1,588,538	300,186
IFB Ser. 11-56, Class MI, IO, 6.293s, 2041		154,806	35,313
IFB Ser. 13-113, Class SL, IO, 6.073s, 2042		1,608,933	281,061
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043		2,102,186	367,885
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043		2,198,349	358,261
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041		1,955,160	320,154
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043		1,604,927	271,730
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043		1,935,363	323,669
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040		1,481,314	268,636
IFB Ser. 11-146, Class AS, IO, 5.945s, 2041		1,759,464	354,092
Ser. 13-149, Class MS, IO, 5.943s, 2039		2,812,193	448,179
IFB Ser. 14-32, Class CS, IO, 5.943s, 2044		2,138,630	449,112
IFB Ser. 14-4, Class SG, IO, 5.943s, 2044		6,613,342	1,213,681
IFB Ser. 13-129, Class SA, IO, 5.943s, 2043		1,097,627	186,333
IFB Ser. 11-94, Class SA, IO, 5.943s, 2041		3,089,220	554,515
IFB Ser. 11-128, Class TS, IO, 5.895s, 2041		5,882,396	1,185,891
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040		892,589	161,068
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040		886,039	160,001
IFB Ser. 10-120, Class SA, IO, 5.893s, 2040		2,107,730	375,387
IFB Ser. 11-13, Class SB, IO, 5.793s, 2041		1,394,645	249,200
IFB Ser. 11-70, Class SM, IO, 5.735s, 2041		1,760,000	427,099
Ser. 14-25, Class QI, IO, 5s, 2044		4,603,884	1,074,178
Ser. 13-3, Class IT, IO, 5s, 2043		2,017,501	440,455
Ser. 11-116, Class IB, IO, 5s, 2040		2,619,274	247,156
Ser. 13-16, Class IB, IO, 5s, 2040		3,945,986	428,090
Ser. 10-35, Class UI, IO, 5s, 2040		2,266,275	524,076
Ser. 10-9, Class UI, IO, 5s, 2040		15,853,930	3,414,451
Ser. 09-121, Class UI, IO, 5s, 2039		4,786,768	1,123,407
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		1,916,137	451,135
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		2,121,860	437,782
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		7,231,631	1,527,425
Ser. 09-121, Class QI, IO, 4 1/2s, 2039		2,992,435	662,136
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		2,546,022	388,472
Ser. 14-2, Class IL, IO, 4s, 2044		5,400,317	1,242,917
Ser. 12-56, Class IB, IO, 4s, 2042		3,931,441	920,598
Ser. 12-41, Class IP, IO, 4s, 2041		4,786,607	909,475
Ser. 14-4, Class IK, IO, 4s, 2039		3,679,109	630,820
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		2,272,163	366,636
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		2,841,565	494,915
Ser. 12-71, Class AI, IO, 3 1/2s, 2042		5,218,170	678,049
Ser. 14-46, Class JI, IO, 3 1/2s, 2041		2,022,000	316,969
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		2,128,574	331,419
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		2,060,953	368,230
Ser. 13-53, Class PI, IO, 3s, 2041		3,465,427	478,922
Ser. 13-23, Class IK, IO, 3s, 2037		1,692,759	300,041
Ser. 14-46, Class KI, IO, 3s, 2036		1,819,000	281,308
Ser. 10-151, Class KO, PO, zero %, 2037		356,274	305,053
Ser. 06-36, Class OD, PO, zero %, 2036		8,313	7,248

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 6.023s, 2045		13,679,637	2,393,937

			71,657,389
Commercial mortgage-backed securities (17.6%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.611s, 2049		74,235	74,421
Ser. 06-6, Class AJ, 5.421s, 2045		432,000	432,423
Ser. 06-6, Class A2, 5.309s, 2045		55,303	55,433
FRB Ser. 05-1, Class B, 5.29s, 2042		319,000	327,773
FRB Ser. 05-5, Class B, 5.223s, 2045		1,500,000	1,567,500
Ser. 07-1, Class XW, IO, 0.316s, 2049		3,929,339	30,221

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.42s, 2051		9,590,152	98,011

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.848s, 2042		4,589,731	10,061
FRB Ser. 04-5, Class F, 5.481s, 2041(F)		410,000	416,684
Ser. 04-5, Class XC, IO, 0.71s, 2041		14,990,529	43,727
Ser. 02-PB2, Class XC, IO, 0.205s, 2035		947,646	478
Ser. 05-1, Class XW, IO, 0.037s, 2042		81,903,383	7,863

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR9, Class C, 5.055s, 2042		372,000	354,367
Ser. 04-PR3I, Class X1, IO, 0.701s, 2041		369,791	1,087

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.44s, 2039		777,000	779,797
Ser. 06-PW14, Class X1, IO, 0.637s, 2038		7,943,090	125,977

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.56s, 2047		241,000	251,556
FRB Ser. 11-C2, Class E, 5.56s, 2047		391,000	395,227

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045		1,725,000	1,665,143

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.15s, 2049		53,311,929	437,158
Ser. 07-CD4, Class XW, IO, zero %, 2049		18,383,270	169,126

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		810,000	843,291
Ser. 12-CR1, Class XA, IO, 2.224s, 2045		4,956,601	577,841
Ser. 12-CR3, Class XA, IO, 2.193s, 2045		3,253,157	393,791

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.769s, 2045		745,000	710,819
FRB Ser. 13-CR8, Class AM, 3.833s, 2046		611,000	610,206
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049		285,000	254,220
Ser. 06-C8, Class XS, IO, 0.509s, 2046		24,225,779	307,599

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038		349,000	357,134

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035		459,000	459,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		521,819	574,001
Ser. 02-CP3, Class AX, IO, 0.77s, 2035		627,998	7,432

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.022s, 2049		42,747,384	226,561

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049		1,712,515	1,717,867

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.176s, 2031		21,239	21,219

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033		248,034	248,034

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.164s, 2033		301,850	2,682

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.905s, 2032		97,821	68,474

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.158s, 2045		95,866,485	224,575
Ser. 07-C1, Class XC, IO, 0.071s, 2049		56,775,509	375,797

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.082s, 2029		1,230,175	29,457
Ser. 05-C1, Class X1, IO, 0.575s, 2043		18,759,267	93,459

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042		444,000	455,100

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.889s, 2038		386,000	390,343
Ser. 06-GG8, Class AJ, 5.622s, 2039		206,000	203,966
Ser. 06-GG6, Class A2, 5.506s, 2038(F)		30,273	30,387
Ser. 05-GG4, Class B, 4.841s, 2039		677,000	681,807
Ser. 13-GC10, Class XA, IO, 1.758s, 2046		3,896,763	410,290

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030		43,169	43,385
Ser. 13-GC14, Class AS, 4.507s, 2046		458,000	481,884
FRB Ser. GC10, Class D, 4.415s, 2046		820,000	730,538
Ser. 06-GG6, Class XC, IO, 0.037s, 2038		38,152,491	29,759

JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 08-C2, Class ASB, 6 1/8s, 2051		466,298	498,016

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.101s, 2051(F)		434,000	441,566
FRB Ser. 07-LD12, Class A3, 5.96s, 2051		558,494	561,149
FRB Ser. 07-LD11, Class A2, 5.8s, 2049		1,433,760	1,439,581
FRB Ser. 04-CB9, Class B, 5.71s, 2041		593,000	601,776
Ser. 06-LDP8, Class B, 5.52s, 2045		348,000	347,548
FRB Ser. 06-LDP6, Class B, 5.503s, 2043		753,000	745,470
FRB Ser. 04-CBX, Class B, 5.021s, 2037		280,000	283,065
FRB Ser. 13-C10, Class D, 4.16s, 2047		536,000	472,359
Ser. 13-LC11, Class AS, 3.216s, 2046		353,000	336,426
Ser. 06-LDP8, Class X, IO, 0.543s, 2045		23,365,414	272,955
Ser. 07-LDPX, Class X, IO, 0.305s, 2049		21,908,802	200,290

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.328s, 2043		731,000	819,226
FRB Ser. 07-CB20, Class C, 6.201s, 2051		369,000	345,048
FRB Ser. 01-C1, Class H, 5.626s, 2035		396,427	400,629
FRB Ser. 11-C3, Class E, 5.544s, 2046		978,000	1,019,665
FRB Ser. 11-C3, Class F, 5.544s, 2046		387,000	384,617
FRB Ser. 12-C6, Class E, 5.202s, 2045		305,000	301,497
FRB Ser. 12-C8, Class D, 4.668s, 2045		1,190,000	1,174,587
FRB Ser. 12-C8, Class E, 4.668s, 2045		389,000	367,147
FRB Ser. 12_LC9, Class D, 4.427s, 2047		706,000	681,214
Ser. 05-CB12, Class X1, IO, 0.34s, 2037		13,530,499	50,306
Ser. 06-LDP6, Class X1, IO, 0.078s, 2043		36,720,529	92,058

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		48,009	48,249
Ser. 99-C1, Class G, 6.41s, 2031		554,198	573,855
Ser. 98-C4, Class G, 5.6s, 2035		37,593	38,145
Ser. 98-C4, Class H, 5.6s, 2035		441,000	463,430

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452s, 2039		287,000	308,040
Ser. 06-C7, Class A2, 5.3s, 2038		672,496	695,462
FRB Ser. 05-C2, Class C, 5.164s, 2040		725,000	730,003
Ser. 07-C2, Class XW, IO, 0.54s, 2040		2,731,912	42,560

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036		1,600,000	1,534,757
Ser. 06-C7, Class XCL, IO, 0.635s, 2038		33,037,192	501,538
Ser. 06-C7, Class XW, IO, 0.635s, 2038		17,642,758	271,046
Ser. 05-C2, Class XCL, IO, 0.315s, 2040		68,369,159	157,864
Ser. 05-C7, Class XCL, IO, 0.206s, 2040		45,852,544	139,208
Ser. 07-C2, Class XCL, IO, 0.142s, 2040		59,190,839	915,860

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.326s, 2051		443,000	480,345
FRB Ser. 07-C1, Class A3, 5.841s, 2050		194,509	199,523
FRB Ser. 05-LC1, Class D, 5.422s, 2044		600,000	617,250
FRB Ser. 05-CKI1, Class B, 5.283s, 2037		1,242,000	1,288,575
FRB Ser. 05-CKI1, Class C, 5.283s, 2037		864,000	868,406

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.942s, 2039		5,240,316	11,193
Ser. 05-MCP1, Class XC, IO, 0.606s, 2043		18,284,956	96,855

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.628s, 2037		86,990	3,262
Ser. 06-C4, Class X, IO, 5.311s, 2045		2,224,388	193,967
Ser. 05-C3, Class X, IO, 5.226s, 2044		821,617	56,692

ML-CFC Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049		229,000	226,138

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049		319,000	307,612
Ser. 06-4, Class XC, IO, 0.204s, 2049		64,034,599	768,415

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.083s, 2046		247,000	213,233

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049		337,890	341,470
FRB Ser. 07-HQ12, Class A2, 5.577s, 2049		243,599	243,842
FRB Ser. 07-HQ12, Class A2FX, 5.577s, 2049		164,457	167,730
Ser. 12-C4, Class AS, 3.773s, 2045		3,200,000	3,259,456

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049		356,000	358,631

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043		624,734	624,765

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		824,153	206,038

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.959s, 2049		776,000	701,783

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042		1,450,000	1,486,540
Ser. 06-C29, IO, 0.376s, 2048		28,061,686	275,285
Ser. 07-C34, IO, 0.307s, 2046		8,141,094	98,507

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.417s, 2042		364,000	371,644
Ser. 06-C26, Class XC, IO, 0.047s, 2045		11,984,315	20,014

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.127s, 2046		600,000	626,970
Ser. 13-C17, Class XA, IO, 1.616s, 2046		6,537,700	596,565
Ser. 13-C14, Class XA, IO, 0.931s, 2046		9,634,796	559,878

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044		955,000	975,915
FRB Ser. 11-C4, Class E, 5.248s, 2044		766,000	768,296
FRB Ser. 13-C17, Class D, 5.127s, 2046(F)		409,000	383,013
FRB Ser. 12-C7, Class D, 4.848s, 2045		971,000	973,117
FRB Ser. 12-C10, Class D, 4.46s, 2045		396,000	359,845
Ser. 14-C19, Class D, 4.306s, 2047		455,000	386,735
Ser. 13-C12, Class XA, IO, 1.515s, 2048		6,765,689	593,168
Ser. 13-C11, Class XA, IO, 1.51s, 2045		7,600,374	608,053

			57,379,889
Residential mortgage-backed securities (non-agency) (6.2%)

BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3, 5.257s, 2035		450,000	446,344

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M1, 0.979s, 2034		1,408,518	1,200,339

Citigroup Mortgage Loan Trust, Inc. 144a Ser. 10-8, Class 1A2, 5 1/2s, 2036		325,000	324,188

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.754s, 2035		890,102	853,163

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		77,731	8

JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 9A3, 0.444s, 2035		655,000	632,075

MortgageIT Trust FRB Ser. 05-1, Class 1M2, 0.744s, 2035		1,193,376	1,032,271

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		3,452,392	3,107,153
FRB Ser. 05-AR11, Class A1C3, 0.664s, 2045		853,221	738,036
FRB Ser. 05-AR19, Class A1C3, 0.654s, 2045		2,430,345	2,090,096
FRB Ser. 05-AR11, Class A1B2, 0.604s, 2045		648,970	567,849
FRB Ser. 05-AR13, Class A1C4, 0.584s, 2045		4,779,717	4,074,709
FRB Ser. 05-AR17, Class A1B2, 0.564s, 2045		2,344,259	2,062,948
FRB Ser. 05-AR11, Class A1B3, 0.554s, 2045		3,103,558	2,715,613
FRB Ser. 05-AR8, Class 2AC3, 0.544s, 2045		516,378	454,413

			20,299,205

Total mortgage-backed securities (cost $134,331,227)			$149,336,483

CORPORATE BONDS AND NOTES (35.2%)(a)
		Principal amount	Value

Banking (5.8%)

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		$150,000	$149,280

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		635,000	649,564

Barclays Bank PLC jr. sub. stock FRB bonds 6.278s, perpetual maturity (United Kingdom)		210,000	209,222

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		325,000	435,607

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		305,000	303,475

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017		455,000	524,983

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		715,000	851,132

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)		100,000	106,750

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)		202,000	207,303

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		200,000	207,894

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		120,000	152,890

Citigroup, Inc. sr. unsec. sub. FRN notes 0.505s, 2016		812,000	802,096

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		400,000	457,500

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		75,000	83,624

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)		250,000	256,865

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		200,000	218,661

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)		315,000	342,169

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity		171,000	157,320

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		635,000	719,418

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)		130,000	187,200

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035		1,300,000	1,350,375

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026		310,000	313,875

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,135,000	1,200,721

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity		156,000	176,280

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		405,000	461,343

LBG Capital No. 1 PLC 144A bank guaranty unsec. sub. bonds 7 7/8s, 2020 (United Kingdom)		200,000	217,100

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		845,000	965,456

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)		925,000	929,625

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.993s, 2026		100,000	86,262

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		300,000	335,513

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)		175,000	232,313

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)		432,000	449,054

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		98,000	100,347

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016		180,000	192,451

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		800,000	849,667

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		50,000	51,051

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)		260,000	271,830

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)		600,000	642,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.233s, 2037		1,525,000	1,257,805

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)		410,000	410,214

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038		1,110,000	1,460,657

			18,976,892
Basic materials (2.1%)

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		155,000	152,288

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		275,000	295,625

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		184,000	190,391

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		75,000	77,502

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		51,000	60,637

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		190,000	181,298

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		270,000	267,979

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		100,000	112,829

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		70,000	92,098

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		110,000	123,338

International Paper Co. sr. unsec. notes 9 3/8s, 2019		234,000	306,163

International Paper Co. sr. unsec. notes 7.95s, 2018		492,000	601,740

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		485,000	568,106

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		76,000	75,946

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		245,000	262,723

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		100,000	107,982

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		355,000	369,158

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		140,000	139,756

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		170,000	200,973

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022		294,000	314,781

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		33,000	35,484

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		230,000	266,366

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		85,000	98,174

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		1,040,000	1,276,378

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		365,000	469,150

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		15,000	15,088

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		305,000	335,792

			6,997,745
Capital goods (1.0%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		310,000	318,913

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		110,000	105,050

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		553,000	586,180

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		458,000	608,239

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		205,000	253,755

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		90,000	102,564

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		110,000	116,919

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		210,000	238,114

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		95,000	94,832

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032		535,000	740,100

			3,164,666
Communication services (3.5%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)		505,000	586,613

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		100,000	97,277

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028		450,000	432,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		205,000	254,221

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		635,000	688,524

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		275,000	319,688

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		325,000	402,089

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)		76,000	78,764

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		633,000	706,810

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		295,000	350,745

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		95,000	88,929

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		950,000	1,019,227

SBA Tower Trust 144A notes 2.933s, 2017		175,000	178,673

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		245,000	248,219

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		555,000	735,150

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		49,000	49,490

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		605,000	665,095

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		75,000	90,556

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)		285,000	291,894

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		676,000	844,560

Time Warner Cable, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		40,000	46,886

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019		50,000	63,251

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		125,000	148,153

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033		40,000	55,123

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023		135,000	176,513

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		515,000	609,275

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		53,400	1,334,614

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		250,000	256,469

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		40,000	49,457

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		405,000	510,131

			11,378,396
Consumer cyclicals (2.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		420,000	518,702

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		210,000	284,437

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045		230,000	318,906

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		210,000	242,025

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		520,000	681,550

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		385,000	409,063

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		120,000	126,900

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		135,000	127,441

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		270,000	298,817

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		48,000	56,246

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		474,000	608,199

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		485,000	628,754

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016		350,000	370,931

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		175,000	176,531

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		250,000	253,275

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018		75,000	76,969

Grupo Televisa, S.A.B. sr. unsec. bonds 6 5/8s, 2040 (Mexico)		180,000	206,181

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)		172,000	192,888

Grupo Televisa, S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)		100,000	115,924

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		325,000	443,350

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		78,000	88,127

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		37,000	40,259

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		175,000	166,262

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		275,000	309,375

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		125,000	132,188

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		178,000	216,041

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		105,000	125,476

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		70,000	71,983

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		105,000	108,277

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		160,000	163,055

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		90,000	89,332

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		170,000	167,989

Owens Corning company guaranty sr. unsec. notes 9s, 2019		44,000	54,509

QVC, Inc. 144A company guaranty sr. notes 4.85s, 2024		276,000	276,978

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		460,000	616,882

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023		275,000	276,375

			9,040,197
Consumer finance (0.1%)

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		260,000	287,300

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		108,000	111,780

			399,080
Consumer staples (2.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024		242,000	242,627

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		32,000	42,004

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		127,000	167,582

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		396,000	601,038

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		470,000	500,348

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		345,000	445,930

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		75,000	74,063

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		729,838	899,065

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		134,414	137,405

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)		102,000	105,712

Erac USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		155,000	194,938

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021		360,000	382,607

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)		387,000	360,564

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		411,000	514,100

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042		550,000	575,934

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017		200,000	229,572

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		220,000	277,774

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		345,000	433,048

McDonald's Corp. sr. unsec. notes 5.7s, 2039		145,000	169,979

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		200,000	209,418

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		555,000	573,126

			7,136,834
Energy (2.7%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		197,000	209,805

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		565,000	719,392

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		275,000	325,268

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		605,000	671,191

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		185,000	201,247

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		120,000	124,500

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		310,000	329,040

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		100,000	126,398

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		206,000	267,404

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		280,000	256,847

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		150,000	192,386

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		360,000	388,361

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)		215,000	208,353

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	834,340

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018		245,000	259,945

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		526,000	581,230

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		25,000	27,813

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		130,000	183,039

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		500,000	510,000

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		50,000	56,970

Spectra Energy Capital, LLC sr. notes 8s, 2019		325,000	398,566

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021		225,000	241,000

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		430,000	474,102

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		95,000	110,432

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017		115,000	130,126

Weatherford International, Ltd. of Bermuda company guaranty notes 6 1/2s, 2036 (Bermuda)		90,000	100,908

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)		210,000	272,618

Williams Partners LP sr. unsec. notes 5.4s, 2044		233,000	238,019

Williams Partners LP sr. unsec. notes 4.3s, 2024		232,000	232,469

			8,671,769
Financial (1.3%)

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		52,000	61,896

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		485,000	551,559

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		545,000	520,062

CIT Group, Inc. sr. unsec. notes 5s, 2023		100,000	102,250

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067		765,000	841,500

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		350,000	450,006

General Electric Capital Corp. sr. unsec. notes Ser. GMTN, 3.1s, 2023		5,000	4,893

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023		465,000	484,453

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		445,000	493,874

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)		515,000	603,590

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037		218,000	233,533

			4,347,616
Health care (0.8%)

Actavis, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		175,000	166,207

Actavis, Inc. sr. unsec. unsub. notes 3 1/4s, 2022		140,000	134,707

Actavis, Inc. sr. unsec. unsub. notes 1 7/8s, 2017		15,000	14,963

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		755,000	970,109

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		420,000	479,324

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		90,000	96,975

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		277,000	294,659

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018		100,000	101,026

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		97,000	103,952

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		165,000	165,993

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		195,000	188,120

			2,716,035
Insurance (4.3%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		545,000	707,515

Aflac, Inc. sr. unsec. notes 6.45s, 2040		237,000	293,230

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		706,000	927,508

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,065,000	976,360

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)		140,000	147,175

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)		400,000	422,500

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		255,000	293,671

CNA Financial Corp. unsec. notes 6 1/2s, 2016		350,000	392,887

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023		850,000	869,685

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		290,000	357,248

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038		400,000	469,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		321,000	406,009

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037		220,000	229,900

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		540,000	584,753

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		755,000	1,148,196

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		1,500,000	1,770,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		85,000	89,675

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		260,000	268,954

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		205,000	266,613

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		515,000	525,687

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		42,000	44,126

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037		840,000	924,000

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043		149,000	153,284

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044		226,000	224,588

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		270,000	341,315

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		239,000	313,624

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		255,000	340,558

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		410,000	453,822

			13,941,883
Investment banking/Brokerage (0.9%)

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		40,000	48,368

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018		230,000	262,934

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		454,000	516,836

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.236s, 2047		2,137,000	1,624,120

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		545,000	616,617

			3,068,875
Real estate (2.0%)

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		305,000	304,878

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		965,000	1,037,429

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		455,000	468,195

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		525,000	652,056

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)		120,000	140,000

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		185,000	211,464

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		190,000	190,387

EPR Properties unsec. notes 5 1/4s, 2023(R)		300,000	303,838

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)		235,000	230,363

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		410,000	456,007

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		170,000	170,733

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		355,000	381,625

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		120,000	125,689

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)		185,000	200,637

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		240,000	279,790

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		935,000	1,111,331

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024		265,000	264,894

			6,529,316
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		485,000	431,531

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		155,000	165,656

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		281,000	293,950

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		115,000	137,425

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		220,000	218,900

			1,247,462
Transportation (0.4%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		118,900	128,561

Delta Air Lines, Inc. sr. notes Ser. 1A, 6.2s, 2018		88,852	99,847

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)		41,000	38,525

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043		74,000	66,621

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		210,000	239,515

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		263,125	302,594

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014		295,000	300,236

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		200,746	220,319

			1,396,218
Utilities and power (4.9%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		255,000	290,592

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		110,000	112,188

Beaver Valley Funding Corp. sr. bonds 9s, 2017		83,000	87,853

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		680,000	743,378

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		610,000	783,045

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		195,000	231,380

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		205,000	196,021

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		215,000	211,681

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		630,000	683,550

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		380,000	506,923

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		230,000	263,563

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)		220,000	224,400

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		415,000	526,411

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)		999,000	1,006,493

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		280,000	306,984

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		285,000	322,855

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		145,000	156,948

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		330,000	327,164

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		58,000	56,256

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		170,000	197,180

ITC Holdings Corp. 144A notes 5 7/8s, 2016		450,000	493,790

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		140,000	156,759

Kansas Gas and Electric Co. bonds 5.647s, 2021		148,052	158,701

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		240,000	240,000

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		345,000	423,999

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		490,000	586,140

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037		185,000	228,789

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		175,000	217,841

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		161,000	200,092

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		165,000	172,872

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		155,000	190,526

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		265,000	305,368

PacifiCorp sr. mtge. bonds 6 1/4s, 2037		205,000	258,972

Potomac Edison Co. 144A sr. bonds 5.8s, 2016		450,000	488,385

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023		10,000	9,674

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		945,000	1,035,082

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067		610,000	625,250

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		105,000	121,577

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		415,000	534,061

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)		915,000	947,940

West Penn Power Co. 144A sr. bonds 5.95s, 2017		395,000	449,170

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067		815,000	839,450

			15,919,303

Total corporate bonds and notes (cost $105,791,998)			$114,932,287

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.5%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, April 1, 2044		$3,000,000	$3,271,641
4 1/2s, TBA, April 1, 2044		4,000,000	4,313,750
4s, TBA, April 1, 2044		10,000,000	10,510,156
3 1/2s, TBA, April 1, 2044		3,000,000	3,061,641

			21,157,188
U.S. Government Agency Mortgage Obligations (22.7%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2044		2,000,000	2,229,688
5 1/2s, TBA, April 1, 2044		2,000,000	2,207,500
5s, March 1, 2038		62,765	68,429
4 1/2s, TBA, May 1, 2044		10,000,000	10,634,766
4 1/2s, TBA, April 1, 2044		10,000,000	10,668,750
4s, with due dates from June 1, 2042 to November 1, 2042		12,391,186	12,789,527
4s, TBA, May 1, 2044		6,000,000	6,215,156
4s, TBA, April 1, 2044		8,000,000	8,315,625
3 1/2s, TBA, April 1, 2044		5,000,000	5,030,078
3s, with due dates from January 1, 2043 to April 1, 2043		2,878,641	2,756,186
3s, TBA, May 1, 2044		7,000,000	6,737,774
3s, TBA, April 1, 2044		7,000,000	6,757,734

			74,411,213

Total U.S. government and agency mortgage obligations (cost $96,544,720)			$95,568,401

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020		$132,000	$130,438

Total U.S. treasury obligations (cost $131,923)			$130,438

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$350,000	$472,430

IL State G.O. Bonds, 4.421s, 1/1/15		165,000	169,557

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		285,000	376,052

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		255,000	275,879

Total municipal bonds and notes (cost $1,057,330)			$1,293,918

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$99.56	$8,000,000	$89,744

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/99.75	8,000,000	75,800

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.59	8,000,000	97,312

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.34	8,000,000	86,296

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.41	8,000,000	57,264

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.20	8,000,000	49,576

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.00	8,000,000	42,688

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/101.03	8,000,000	35,992

Total purchased options outstanding (cost $594,375)			$534,672

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)		$400,000	$426,234

Total foreign government and agency bonds and notes (cost $399,081)			$426,234

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018		$49,860	$47,016

Total senior loans (cost $48,230)			$47,016

SHORT-TERM INVESTMENTS (14.5%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014		$3,014,000	$3,013,983

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.11%, August 21, 2014(SEG)(SEGCCS)(SEGSF)		5,100,000	5,098,842

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014((SEGCCS)		510,000	509,915

Putnam Short Term Investment Fund 0.07%(AFF)		38,632,340	38,632,340

Total short-term investments (cost $47,254,304)			$47,255,080

TOTAL INVESTMENTS

Total investments (cost $386,153,188)(b)			$409,524,529

FUTURES CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	284	$70,371,650	Sep-15	$95,965
U.S. Treasury Bond 30 yr (Long)	12	1,598,625	Jun-14	22,477
U.S. Treasury Bond 30 yr (Short)	33	4,396,219	Jun-14	(25,406)
U.S. Treasury Bond Ultra 30 yr (Long)	38	5,489,813	Jun-14	135,147
U.S. Treasury Note 2 yr (Long)	15	3,293,438	Jun-14	(4,388)
U.S. Treasury Note 5 yr (Long)	28	3,330,688	Jun-14	(16,241)
U.S. Treasury Note 5 yr (Short)	90	10,705,781	Jun-14	51,626
U.S. Treasury Note 10 yr (Long)	29	$3,581,500	Jun-14	(15,602)

Total				$243,578

WRITTEN OPTIONS OUTSTANDING at 3/31/14 (premiums $528,750) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$100.16	$8,000,000	$58,104
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.34	8,000,000	50,680
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.75	8,000,000	31,288
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.94	8,000,000	25,856
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.59	8,000,000	55,136
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.34	8,000,000	48,992
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.59	8,000,000	28,232
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.34	8,000,000	23,808
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.41	8,000,000	24,304
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.20	8,000,000	21,400
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.00	8,000,000	17,800
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.41	8,000,000	8,448
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.20	8,000,000	6,680
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.00	8,000,000	5,208
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/100.03	8,000,000	4,096
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/99.03	8,000,000	88

Total			$410,120

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/14 (premiums $1,290,018) (Unaudited)

Counterparty
Fixed right or obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.60)/3 month USD-LIBOR-BBA/Jan-25
	Jan-15/2.60	$26,483,000	$157,575
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25
	Feb-15/2.60	13,241,500	80,243

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18
	Mar-18/6.00	5,404,000	928,531

Total			$1,166,349

TBA SALE COMMITMENTS OUTSTANDING at 3/31/14 (proceeds receivable $25,772,285) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2044	$10,000,000	4/10/14	$10,668,750
Federal National Mortgage Association, 4s, April 1, 2044	8,000,000	4/10/14	8,315,625
Federal National Mortgage Association, 3s, April 1, 2044	7,000,000	4/10/14	6,757,734

Total			$25,742,109

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$37,094,600	(E)	$14,353	6/18/16	3 month USD-LIBOR-BBA	0.75%	$(35,650)
	1,226,300	(E)	11,454	6/18/19	3 month USD-LIBOR-BBA	2.00%	8,825
	8,928,900	(E)	92,474	6/18/24	3 month USD-LIBOR-BBA	3.00%	41,935
	799,700	(E)	(19,639)	6/18/44	3 month USD-LIBOR-BBA	3.75%	7,123
	4,323,600	(E)	(41)	5/23/19	3 month USD-LIBOR-BBA	1.875%	7,119
	9,568,700		(126)	3/27/24	3 month USD-LIBOR-BBA	2.87%	(20,779)
	7,566,200	(E)	(107)	5/23/24	3 month USD-LIBOR-BBA	2.845%	(43,452)
	3,804,700	(E)	(36)	5/27/19	3 month USD-LIBOR-BBA	1.885%	5,987
	5,836,800	(E)	(82)	5/27/24	3 month USD-LIBOR-BBA	2.86%	(28,210)

	Total		$98,250	$(57,102)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$402,631	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(354)
675,085	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(310)
Barclays Bank PLC
967,409	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,150
639,409	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(263)
2,258,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,822)
1,929,000	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	990
1,725,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	615
7,523,148	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,612)
5,902,302	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,828)
3,566,092	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,271
205,193	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(130)
470,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	168
2,046,217	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(939)
583,530	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(624)
5,053,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,264)
5,679,507	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,025
1,707,139	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,084)
96,718	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(395)
302,857	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	108
230,931	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(26)
3,291,922	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,174
2,132,942	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,443)
293,367	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	150
1,757,201	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,089
7,792,450	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,778
1,152,173	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	411
200,999	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	103
651,456	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	334
472,249	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	242
5,053,977	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,266)
1,861,244	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(5,424)
770,122	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,922)
385,010	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(961)
385,010	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(961)
570,699	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(262)
772,781	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,928)
2,006,960	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,008)
772,781	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,928)
665,909	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	237
1,604,785	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,847)
984,155	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,024)
1,542,903	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,850)
280,754	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	230
457,817	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,383)
1,279,361	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,864)
Citibank, N.A.
1,812,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	646
3,172,473	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,131
1,702,258	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	781
1,663,327	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	763
Credit Suisse International
1,240,590	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,594
2,210,924	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,015
1,043,857	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	479
105,241	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48
1,438,570	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,180
7,661,362	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	5,690
Goldman Sachs International
1,228,930	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,025)
948,075	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,876)
3,397,537	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,636)
1,190,830	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,869)
1,586,271	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(652)
1,586,271	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(652)
1,545,679	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(709)
1,759,109	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,313)
660,853	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,996)
32,417	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28)
71,872	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33)
643,163	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(565)
157,555	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(169)
1,432,233	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,533)
948,480	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,865)
2,409,856	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,278)
1,138,176	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,438)
89,340	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(270)
238,307	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(720)
634,375	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,594)
1,346,871	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,507)
1,330,157	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(547)
2,366,676	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,532)
1,940,396	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(797)
647,705	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(297)
JPMorgan Chase Bank N.A.
1,200,436	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(551)

Total	—	$(137,772)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$2,642
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	4,976
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	10,265
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	9,567
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	21,618	195,000	5/11/63	300 bp	19,021
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	1,956	16,000	5/11/63	300 bp	1,743
	CMBX NA BBB- Index	BBB-/P	10,475	108,000	5/11/63	300 bp	9,037
	CMBX NA BBB- Index	BBB-/P	13,770	173,000	5/11/63	300 bp	11,466
	CMBX NA BBB- Index	BBB-/P	13,884	174,000	5/11/63	300 bp	11,566
	CMBX NA BBB- Index	BBB-/P	11,512	175,000	5/11/63	300 bp	9,182
	CMBX NA BBB- Index	BBB-/P	13,627	176,000	5/11/63	300 bp	11,283
	CMBX NA BBB- Index	BBB-/P	5,416	178,000	5/11/63	300 bp	3,046
	CMBX NA BBB- Index	BBB-/P	3,136	178,000	5/11/63	300 bp	766
	CMBX NA BBB- Index	BBB-/P	2,888	188,000	5/11/63	300 bp	385
	CMBX NA BBB- Index	BBB-/P	2,403	207,000	5/11/63	300 bp	(353)
	CMBX NA BBB- Index	BBB-/P	15,589	214,000	5/11/63	300 bp	12,739
	CMBX NA BBB- Index	BBB-/P	24,294	215,000	5/11/63	300 bp	21,428
	CMBX NA BBB- Index	BBB-/P	23,758	310,000	5/11/63	300 bp	19,630
	CMBX NA BBB- Index	BBB-/P	14,240	347,000	5/11/63	300 bp	9,619
	CMBX NA BB Index	—	(1,181)	226,000	5/11/63	(500 bp)	2,713
	CMBX NA BB Index	—	(2,917)	167,000	5/11/63	(500 bp)	(40)
	CMBX NA BB Index	—	(684)	75,000	5/11/63	(500 bp)	608
	CMBX NA BB Index	—	(3,220)	166,000	5/11/63	(500 bp)	(360)
	CMBX NA BBB- Index	BBB-/P	6,748	141,000	5/11/63	300 bp	4,870
	CMBX NA BBB- Index	BBB-/P	7,647	177,000	5/11/63	300 bp	5,290
	CMBX NA BBB- Index	BBB-/P	4,569	192,000	5/11/63	300 bp	2,012
	CMBX NA BBB- Index	—	(10,565)	187,000	1/17/47	(300 bp)	(3,792)
	CMBX NA BBB- Index	—	(11,380)	187,000	1/17/47	(300 bp)	(4,607)
	CMBX NA BBB- Index	—	(8,636)	184,000	1/17/47	(300 bp)	(1,972)
	CMBX NA BBB- Index	—	(10,779)	184,000	1/17/47	(300 bp)	(4,115)

	Total		$183,408	$168,615

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from Jamuary 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $326,870,772.
(b)	The aggregate identified cost on a tax basis is $393,577,495, resulting in gross unrealized appreciation and depreciation of $19,304,123 and $3,357,089, respectively, or net unrealized appreciation of $15,947,034.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$40,174,152	$33,412,728	$34,954,540	$7,337	$38,632,340
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $80,185,504 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries ad to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,374 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,203,283 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,044,791.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	—	114,932,287	—
Foreign government and agency bonds and notes		426,234
Mortgage-backed securities	—	149,336,483	—
Municipal bonds and notes	—	1,293,918	—
Purchased options outstanding	—	534,672	—
Senior loans	—	47,016	—
U.S. government and agency mortgage obligations	—	95,568,401	—
U.S. treasury obligations	—	130,438	—
Short-term investments	38,632,340	8,622,740	—

Totals by level	$38,632,340	$370,892,189	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$243,578	$—	$—
Written options outstanding	—	(410,120)	—
Written swap options outstanding	—	(1,166,349)	—
TBA sale commitments	—	(25,742,109)	—
Interest rate swap contracts	—	(155,352)	—
Total return swap contracts	—	(137,772)	—
Credit default contracts	—	(14,793)	—

Totals by level	$243,578	$(27,626,495)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$37,797	$52,590
Interest rate contracts	907,234	1,998,577

Total	$945,031	$2,051,167

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$48,000,000
Purchased swap option contracts (contract amount)		$8,100,000
Written TBA commitment option contracts (contract amount)		$96,000,000
Written swap option contracts (contract amount)		50,100,000
Futures contracts (number of contracts)		600
Centrally cleared interest rate swap contracts (notional)		$125,800,000
OTC total return swap contracts (notional)		$137,700,000
OTC credit default contracts (notional)		$4,900,000
Centrally cleared credit default contracts (notional)		$340,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merril Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$464,809	$—	$—	$—	$—	$—	464,809
	OTC Total return swap contracts*#	—	14,075	—	3,321	10,006	—	—	—	27,402
	OTC Credit default swap contracts*#	—	—	—	—	37,797	—	—	—	37,797
	Futures contracts§	—	—	—	—	—	—	—	12,156	12,156
	Purchased swap options#	—	—	—	—	—	—	—	—	—
	Purchased options#	—	—	—	—	—	—	534,672	—	534,672

	Total Assets	$—	$14,075	$464,809	$3,321	$47,803	$—	$534,672	$12,156	$1,076,836
	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	534,855	—	—		—	—	534,855
	OTC Total return swap contracts*#	664	108,058	—	—	—	55,901	551	—	165,174
	OTC Credit default swap contracts*#	7,790	2,597	—	—	42,203	—	—	—	52,590
	Futures contracts§	—	—	—	—	—	—	—	48,975	48,975
	Written swap options#	157,575	—	—	—	—	—	1,008,774	—	1,166,349
	Written options#	—	—	—	—	—	—	410,120	—	410,120

	Total Liabilities	$166,029	$110,655	$534,855	$—	$42,203	$55,901	$1,419,445	$48,975	$2,378,063

	Total Financial and Derivative Net Assets	$(166,029)	$(96,580)	$(70,046)	$3,321	$5,600	$(55,901)	$(884,773)	$(36,819)	$(1,301,227)
	Total collateral received (pledged)##†	$(114,977)	$—	$—	$—	$5,600	$—	$(884,773)	$—	$(994,150)
	Net amount	$(51,052)	$(96,580)	$(70,046)	$3,321	$—	$(55,901)	$—	$(36,819)	$(307,077)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014